UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2018 (Unaudited)

DWS Capital Growth Fund

(formerly Deutsche Capital Growth Fund)

	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 17.1%
Hotels, Restaurants & Leisure 2.5%
Las Vegas Sands Corp.	143,954	10,992,327
McDonald's Corp.	171,597	26,887,534
		37,879,861
Internet & Direct Marketing Retail 6.1%
Amazon.com, Inc.*	44,871	76,271,726
Booking Holdings, Inc.*	8,887	18,014,749
		94,286,475
Media 3.0%
Comcast Corp. "A"	361,878	11,873,217
Live Nation Entertainment, Inc.*	163,844	7,957,903
Walt Disney Co.	249,925	26,194,640
		46,025,760
Multiline Retail 1.0%
Dollar General Corp.	152,057	14,992,820
Specialty Retail 3.8%
Burlington Stores, Inc.*	112,547	16,941,700
Home Depot, Inc.	215,218	41,989,032
		58,930,732
Textiles, Apparel & Luxury Goods 0.7%
Carter's, Inc.	97,396	10,556,752
Consumer Staples 3.7%
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	76,363	15,958,340
Food Products 1.8%
Mondelez International, Inc. "A"	238,848	9,792,768
Pinnacle Foods, Inc.	270,281	17,584,482
		27,377,250
Personal Products 0.9%
Estee Lauder Companies, Inc. "A"	93,870	13,394,310
Energy 0.7%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	79,076	10,940,164
Financials 8.0%
Banks 1.5%
SVB Financial Group*	81,466	23,524,122
Capital Markets 2.4%
Charles Schwab Corp.	328,846	16,804,031
Intercontinental Exchange, Inc.	260,679	19,172,940
		35,976,971
Commercial Services & Supplies 1.8%
FleetCor Technologies, Inc.*	55,656	11,723,936
TransUnion	225,340	16,143,358
		27,867,294
Insurance 2.3%
Progressive Corp.	604,572	35,760,434
Health Care 12.6%
Biotechnology 3.9%
Alexion Pharmaceuticals, Inc.*	137,601	17,083,164
Biogen, Inc.*	38,144	11,070,915
BioMarin Pharmaceutical, Inc.*	93,013	8,761,825
Celgene Corp.*	160,559	12,751,596
Shire PLC (ADR)	67,433	11,382,690
		61,050,190
Health Care Equipment & Supplies 4.6%
Becton, Dickinson & Co.	184,577	44,217,266
Danaher Corp.	190,759	18,824,098
The Cooper Companies, Inc.	30,999	7,298,715
		70,340,079
Life Sciences Tools & Services 2.3%
Thermo Fisher Scientific, Inc.	169,646	35,140,472
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co.	115,435	6,388,173
Zoetis, Inc.	250,302	21,323,227
		27,711,400
Industrials 9.5%
Aerospace & Defense 3.3%
Boeing Co.	107,600	36,100,876
TransDigm Group, Inc.	44,121	15,227,922
		51,328,798
Electrical Equipment 1.5%
AMETEK, Inc.	311,656	22,489,097
Industrial Conglomerates 1.3%
Roper Technologies, Inc.	72,764	20,076,315
Machinery 0.9%
Parker-Hannifin Corp.	92,403	14,401,008
Professional Services 1.3%
Verisk Analytics, Inc.*	188,015	20,237,935
Road & Rail 1.2%
Norfolk Southern Corp.	123,335	18,607,551
Information Technology 41.8%
Internet Software & Services 8.8%
2U, Inc.*	61,400	5,130,584
Alphabet, Inc. "A"*	34,383	38,824,940
Alphabet, Inc. "C"*	31,664	35,325,942
Facebook, Inc. "A"*	186,183	36,179,080
Spotify Technology SA*	117,138	19,707,297
		135,167,843
IT Services 7.6%
Cognizant Technology Solutions Corp. "A"	282,899	22,346,192
Fidelity National Information Services, Inc.	177,600	18,830,928
Global Payments, Inc.	171,585	19,130,012
Visa, Inc. "A"	426,681	56,513,898
		116,821,030
Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc.	160,589	15,403,697
Broadcom, Inc.	114,986	27,900,203
NVIDIA Corp.	127,135	30,118,281
		73,422,181
Software 14.5%
Activision Blizzard, Inc.	417,286	31,847,268
Adobe Systems, Inc.*	124,887	30,448,700
Intuit, Inc.	92,424	18,882,685
Microsoft Corp.	922,792	90,996,519
Oracle Corp.	343,101	15,117,030
salesforce.com, Inc.*	205,792	28,070,029
ServiceNow, Inc.*	49,477	8,533,298
		223,895,529
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	463,175	85,738,324
Pure Storage, Inc. "A"*	345,255	8,244,690
		93,983,014
Materials 1.6%
Chemicals 0.8%
Albemarle Corp.	130,329	12,293,934
Construction Materials 0.8%
Vulcan Materials Co.	91,094	11,756,592
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	146,901	16,391,214
Prologis, Inc.	182,996	12,021,007
		28,412,221
Telecommunication Services 2.0%
Diversified Telecommunication Services 1.1%
Zayo Group Holdings, Inc.*	439,803	16,044,013
Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.*	236,658	14,140,316
Total Common Stocks (Cost $822,307,163)		1,520,790,803
Convertible Preferred Stock 0.0%
Industrials
Stericycle, Inc., Series A, 5.25% (Cost $479,700)	4,797	235,820
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 1.85% (a) (Cost $20,620,898)	20,620,898	20,620,898
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $843,407,761)	100.1	1,541,647,521
Other Assets and Liabilities, Net	(0.1)	(1,471,410)
Net Assets	100.0	1,540,176,111

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 9/30/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (a) (b)
12,678,750	—	12,678,750	—	—	3,212	—	—	—
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 1.85% (a)
5,311,227	223,124,779	207,815,108	—	—	161,700	—	20,620,898	20,620,898
17,989,977	223,124,779	220,493,858	—	—	164,912	—	20,620,898	20,620,898

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$1,520,790,803	$—	$—	$1,520,790,803
Convertible Preferred Stock	235,820	—	—	235,820
Short-Term Investments	20,620,898	—	—	20,620,898
Total	$1,541,647,521	$—	$—	$1,541,647,521

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018